LEASES - Supplemental balance sheet information (Details) ₽ in Millions, $ in Millions	Dec. 31, 2023 RUB (₽)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 RUB (₽)
Operating leases
Operating lease right-of-use assets	₽ 35,522	$ 396.1	₽ 28,646
Operating lease liabilities - current (Note 4)	₽ 9,797	$ 109.2	₽ 10,963
Operating lease liabilities - current , Balance sheet location	Accounts payable, accrued and other liabilities	Accounts payable, accrued and other liabilities	Accounts payable, accrued and other liabilities
Operating lease liabilities - non-current	₽ 25,556	$ 284.9	₽ 17,609
Total operating lease liabilities	35,353	394.1	28,572
Finance leases
Finance lease liability, current (Note 4)	₽ 4,097	$ 45.7	₽ 2,788
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accounts Payable and Accrued Liabilities, Current	Accounts Payable and Accrued Liabilities, Current	Accounts Payable and Accrued Liabilities, Current
Finance lease liabilities - non-current	₽ 27,600	$ 307.7	₽ 21,185
Total finance lease liabilities	₽ 31,697	$ 353.4	₽ 23,973